Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities Excluded from Earnings Per Share

Potentially Dilutive Security	Quantity	Stated Value Per Share (1)	Total Value or Stated Value	Assumed Conversion Price (1)	Resulting Common Shares
Common stock options	259,250	$—	$—	—	259,250
Common stock warrants	21,984,266	—	—	—	21,984,266
Series A preferred stock	273,129	10	2,731,290	0.175	15,607,371
Series B preferred stock	1,458	1,080	1,574,640	0.500	3,149,280
Series C preferred stock	7,630	1,111	8,476,930	0.500	16,953,860
Series B preferred stock warrants	5,000	1,080	5,400,000	0.500	10,800,000
Secured convertible debentures – related parties	—	—	4,993,700	0.175	28,535,429
Convertible notes payable	—	—	1,400,000	0.500	2,800,000
Total					100,089,456

(1)	As of March 31, 2023

Potentially Dilutive Security	Quantity	Stated Value Per Share (1)	Total Value or Stated Value	Assumed Conversion Price (1)	Resulting Common Shares
Common stock options	259,250	$—	$—	—	259,250
Common stock warrants	21,984,266	—	—	—	21,984,266
Series A preferred stock	256,117	10	2,561,170	0.175	14,635,257
Series B preferred stock	1,439	1,080	1,554,120	0.500	3,108,240
Series C preferred stock	7,630	1,111	8,476,930	0.500	16,953,860
Series B preferred stock warrants	10,000	1,080	10,800,000	0.500	21,600,000
Secured convertible debentures – related parties	—	—	4,993,700	0.175	28,535,429
Convertible notes payable	—	—	1,400,000	0.500	2,800,000
Total					109,876,302

(1)	As of December 31, 2022

Schedule of Company’s Wholly-owned Subsidiaries

The accompanying financial statements are consolidated and include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The following table lists the Company’s wholly-owned subsidiaries as of December 31, 2022:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest
Creek Road Miners Corp. (fka Kick the Can Corp.)	Nevada, U.S.A.	September 20, 2010	100%
Wizard Special Events, LLC	California, U.S.A.	June 5, 2018	100%
Creek Road Merger Sub, LLC	Delaware, U.S.A.	October 4, 2022	100%